Share-Based Compensation - Summary of Assumptions Used to Value the Share Options Granted to Employees (Detail)	Oct. 15, 2020 CNY (¥)	Feb. 15, 2019 CNY (¥)	May 25, 2018 CNY (¥)	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.74%	2.66%	2.93%
Volatility	37.60%	38.70%	38.70%
Expected exercise multiple	2.30	2.30	2.80
Dividend yield	0.00%
Expected life	10 years	10 years	10 years
Exercise price | $ / shares				$ 1.7951	$ 1.7951	$ 1.7951
Fair value of ordinary shares | ¥	¥ 19.03	¥ 26.80	¥ 37.82